Leases - Summary of Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use assets, net		$ 4,450		$ 7,130
Short-term operating lease liabilities	[1]	917		3,157
Long-term operating lease liabilities	[2]	3,753		4,420
Total operating lease liabilities		4,670		7,577
Operating lease costs		1,805		$ 3,201
Cash paid for amounts included in the measurement of operating lease liabilities		1,793	$ 2,547
Right-of-use assets obtained in exchange for new lease obligations		0	0
Net decrease to operating lease ROU assets resulting from remeasurements of lease obligations		$ 1,050	$ 0

[1]	Includes related party operating lease liability of $719 and $1,298 at September 30, 2024 and December 31, 2023, respectively (see Note 12).
[2]	Includes related party operating lease liability of $1,959 and $4,414 at September 30, 2024 and December 31, 2023, respectively (see Note 12).